Net income attributable to non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 113	€ 56	[1]	€ 36	[1],[2]
Share of net income attributable to other non-controlling interests
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 113	€ 56		€ 36

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.